Commitments and contingencies (Details Narrative)	1 Months Ended		14 Months Ended
	Nov. 30, 2020 USD ($) shares	Apr. 30, 2020 USD ($) shares	Aug. 31, 2022 USD ($)	May 05, 2022 EUR (€)	Sep. 30, 2021 shares	Aug. 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Aug. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Acquisitions percentage		100.00%
Number of shares issuance | shares		966,667
Payment of share holder		$ 1,200,000
Convertible debt, non-current			$ 4,983,236			$ 9,037,069		$ 10,793,459
Unpaid rent							$ 2,890,000
Impairment expense			$ 5,029,475
Issue of common shares | shares	966,667
Damages sought value		$ 2,890,000
Allinsports [Member]
IfrsStatementLineItems [Line Items]
Convertible debt, non-current						6,468,330
Top of range [member]
IfrsStatementLineItems [Line Items]
Payment of share holder	$ 20,000,000
Allinsports [Member]
IfrsStatementLineItems [Line Items]
Number of shares issuance | shares	966,667	966,667			966,667
Payment of share holder	$ 20,000,000	$ 1,200,000				$ 2,625,657		$ 2,625,657
Principal and accrued interest under promissory notes | €				€ 1,903,153